Details of Guarantees and Documentary Credits Outstanding (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Guarantor Obligations [Line Items]
Bank guarantees	₨ 1,628,699.8	$ 19,816.3	₨ 1,455,273.0
Estimated fair values of bank guarantees	(7,911.1)	(96.3)	(6,583.5)
Financial guarantees
Guarantor Obligations [Line Items]
Bank guarantees	494,191.3	6,012.8	422,406.2
Performance guarantees
Guarantor Obligations [Line Items]
Bank guarantees	519,953.0	6,326.2	417,227.2
Documentary credits
Guarantor Obligations [Line Items]
Bank guarantees	614,555.5	7,477.3	615,639.6
Estimated fair values of bank guarantees	(869.3)	(10.6)	(822.8)
Guarantees
Guarantor Obligations [Line Items]
Estimated fair values of bank guarantees	₨ (7,041.8)	$ (85.7)	₨ (5,760.7)